Revenues	6 Months Ended
Jun. 30, 2019
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Revenues

Note 2: Revenues

Revenues by type and geography

The following tables disaggregate revenues by type and geography and reconcile them to reportable segments for the three and six months ended June 30, 2019 and 2018 (see note 3).

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total

Three months ended June 30,	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Recurring	555	539	269	243	147	139	144	63	-	-	1,115	984
Transactions	48	54	49	53	35	37	12	9	-	-	144	153
Global Print	-	-	-	-	-	-	-	-	164	174	164	174
Eliminations	-	-	-	-	-	-	-	-	-	-	-	-
Total	603	593	318	296	182	176	156	72	164	174	1,423	1,311

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total

Six months ended June 30,	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Recurring	1,105	1,072	538	486	320	306	287	125	-	-	2,250	1,989
Transactions	92	106	132	139	84	87	24	19	-	-	332	351
Global Print	-	-	-	-	-	-	-	-	329	351	329	351
Eliminations	-	-	-	-	-	-	-	-	-	-	(1)	(1)
Total	1,197	1,178	670	625	404	393	311	144	329	351	2,910	2,690

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total

Three months ended June 30,	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
U.S.	492	485	257	232	143	138	103	19	116	122	1,111	996
Canada (country of domicile)	12	11	3	2	8	8	-	-	20	21	43	42
Other	6	5	14	18	20	19	4	2	7	6	51	50
Americas (North America, Latin America, South America)	510	501	274	252	171	165	107	21	143	149	1,205	1,088

U.K.	49	54	30	27	7	7	7	7	9	13	102	108
Other	18	16	6	10	-	-	28	29	4	3	56	58
EMEA (Europe, Middle East and Africa)	67	70	36	37	7	7	35	36	13	16	158	166
Asia Pacific	26	22	8	7	4	4	14	15	8	9	60	57
Eliminations	-	-	-	-	-	-	-	-	-	-	-	-
Total	603	593	318	296	182	176	156	72	164	174	1,423	1,311

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total

Six months ended June 30,	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
U.S.	979	961	546	500	328	316	206	37	236	247	2,295	2,061
Canada (country of domicile)	22	21	6	5	17	17	1	1	38	40	84	84
Other	13	12	30	34	41	41	5	4	11	15	100	106
Americas (North America, Latin America, South America)	1,014	994	582	539	386	374	212	42	285	302	2,479	2,251

U.K.	100	107	53	52	11	11	13	14	19	25	196	209
Other	31	32	19	20	-	-	56	58	8	6	114	116
EMEA (Europe, Middle East and Africa)	131	139	72	72	11	11	69	72	27	31	310	325
Asia Pacific	52	45	16	14	7	8	30	30	17	18	122	115
Eliminations	-	-	-	-	-	-	-	-	-	-	(1)	(1)
Total	1,197	1,178	670	625	404	393	311	144	329	351	2,910	2,690